UNITED STATES

                    SECURITIES AND EXCHANGE COMMISSION

                          	Washington, D.C. 20549

                                 		FORM 13F

                            	FORM 13F COVER PAGE

     Report for the Calendar Year or Quarterly Ended: December 31, 2010 Check here is Amendment [x ]; Amendment Number: 1
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

     Institutional Investment Manager Filing This Report:

     Name:     Caymus Capital Partners, L.P.
     Address:  10001 Woodloch Forest Drive, Suite 225
               The Woodlands, Texas 77380

     13F File Number:  028-11693

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing This Report on Behalf of Reporting Manager:

     Name:   Caymus Capital Partners, L.P.
     Title:  Managing Partner
     Phone:  281-744-2054
     Signature, Place and Date of Signing:

           Gregg Jacobson, The Woodlands, TX    February 10, 2011


     Report Type (Check only one):

     [X]    13F HOLDINGS REPORT.

     [ ]    13F NOTICE.

     [ ]    13F COMBINATION REPORT.
     List of Other Managers Reporting for this Manager:



     I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
     ACT OF 1934.

                            FORM 13F SUMMARY PAGE


     Report Summary:

     Number of Other Included Managers:             0

     Form 13F Information Table Entry Total:       18

     Form 13F Information Table Value Total:   175555


     List of Other Included Managers:

     No.      13F File Number         Name
     01       N/A                     N/A

                                FORM 13F INFORMATION TABLE
                                                              VALUE    SHARES/    SH/   PUT/  INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER         		CLASS    	  CUSIP     (x$1000)   PRN AMT    PRN   CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
------------			----------	  -----      ------    -------    ---   ----  ------   --------  ----  ------  ----
Apache Corp.                    Common Stock    037411105    	7905       66300               	Sole       None    Sole
Berry Petroleum Company         Common Stock    085789105    	2841       65000              	Sole       None    Sole
Cabot Oil & Gas, Corp.          Common Stock    127097103      10676      282067              	Sole       None    Sole
Canadian Natural Resources,Corp.Common Stock    20605P101      11344      255388              	Sole       None    Sole
Chesapeake Energy Corp.         Common Stock    165167107       5208      201000                Sole       None    Sole
Devon Energy Corp.              Common Stock    25179M103      22666      288700              	Sole       None    Sole
Hess Corp.                      Common Stock    42809H107      13716      179200               	Sole       None    Sole
Murphy Oil, Corp.               Common Stock    626717102      10518      141085              	Sole       None    Sole
Nexen, Inc.		        Common Stock    65334H102       5757      251400                Sole       None    Sole
Noble Energy, Inc.              Common Stock    655044105      14143      164300                Sole       None    Sole
Occidental Petroleum, Corp.     Common Stock    674599105      17755      180987              	Sole       None    Sole
Petrobank Energy & Resources    Common Stock    71645P106    	1754       69239              	Sole       None    Sole
Petrominerales, Ltd.            Common Stock    71673R107     	1413       42512                Sole       None    Sole
Stone Energy, Inc.              Common Stock    861642106   	6529      292900              	Sole       None    Sole
Suncor Energy, Inc.             Common Stock    867224107       9435      246400                Sole       None    Sole
Swift Energy Company            Common Stock    870738101      11487      293400              	Sole       None    Sole
Ultra Petroleum, Corp.         	Common Stock    903914109      11689      244695                Sole       None    Sole
Whiting Petroleum, Corp.       	Common Stock    966387102      10720       91478              	Sole       None    Sole
